UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2011


[LOGO OF USAA]
    USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA GROWTH FUND
OCTOBER 31, 2011

                                                                      (Form N-Q)

48450-1211                                   (C)2011, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA GROWTH FUND
October 31, 2011 (unaudited)

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES   SECURITY                                                              (000)
---------------------------------------------------------------------------------------
            COMMON STOCKS (98.8%)

            CONSUMER DISCRETIONARY (17.6%)
            ------------------------------
            ADVERTISING (1.0%)
  209,804   Omnicom Group, Inc.                                             $     9,332
                                                                            -----------
            APPAREL RETAIL (0.9%)
   93,119   Ross Stores, Inc.                                                     8,169
                                                                            -----------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.9%)
  134,321   Coach, Inc.                                                           8,740
                                                                            -----------
            AUTO PARTS & EQUIPMENT (0.9%)
  172,346   Lear Corp.                                                            8,085
                                                                            -----------
            AUTOMOTIVE RETAIL (0.8%)
   24,494   AutoZone, Inc.*                                                       7,926
                                                                            -----------
            BROADCASTING (0.9%)
  334,767   CBS Corp. "B"                                                         8,640
                                                                            -----------
            CASINOS & GAMING (1.0%)
  533,900   International Game Technology                                         9,391
                                                                            -----------
            DEPARTMENT STORES (1.0%)
  184,524   Nordstrom, Inc.                                                       9,354
                                                                            -----------
            GENERAL MERCHANDISE STORES (1.1%)
  109,754   Dollar Tree, Inc.*                                                    8,776
   27,161   Target Corp.                                                          1,487
                                                                            -----------
                                                                                 10,263
                                                                            -----------
            HOME FURNISHINGS (1.0%)
  137,561   Tempur-Pedic International, Inc.*                                     9,362
                                                                            -----------
            HOME IMPROVEMENT RETAIL (1.4%)
  191,051   Home Depot, Inc.                                                      6,840
  284,719   Lowe's Companies, Inc.                                                5,985
                                                                            -----------
                                                                                 12,825
                                                                            -----------
            INTERNET RETAIL (4.7%)
  140,979   Amazon.com, Inc.*                                                    30,101
  159,233   Blue Nile, Inc.*(a)                                                   7,186
  264,179   Expedia, Inc.                                                         6,937
                                                                            -----------
                                                                                 44,224
                                                                            -----------
            LEISURE PRODUCTS (1.0%)
  140,188   Polaris Industries, Inc.                                              8,880
                                                                            -----------
            SPECIALTY STORES (1.0%)
  191,781   PetSmart, Inc.                                                        9,004
                                                                            -----------
            Total Consumer Discretionary                                        164,195
                                                                            -----------

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1  | USAA Growth Fund

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES   SECURITY                                                              (000)
---------------------------------------------------------------------------------------
            CONSUMER STAPLES (6.3%)
            -----------------------
            DISTILLERS & VINTNERS (0.8%)
   89,086   Diageo plc ADR                                                  $     7,383
                                                                            -----------
            HOUSEHOLD PRODUCTS (2.2%)
  105,833   Clorox Co.                                                            7,084
  202,453   Procter & Gamble Co.                                                 12,955
                                                                            -----------
                                                                                 20,039
                                                                            -----------
            PACKAGED FOODS & MEAT (2.0%)
1,335,367   Danone S.A. ADR                                                      18,482
                                                                            -----------
            SOFT DRINKS (1.3%)
  181,436   Coca-Cola Co.                                                        12,396
                                                                            -----------
            Total Consumer Staples                                               58,300
                                                                            -----------
            ENERGY (4.8%)
            -------------
            COAL & CONSUMABLE FUELS (0.9%)
  180,779   Peabody Energy Corp.                                                  7,841
                                                                            -----------
            OIL & GAS DRILLING (0.7%)
  128,167   Helmerich & Payne, Inc.                                               6,816
                                                                            -----------
            OIL & GAS EQUIPMENT & SERVICES (3.2%)
  116,530   National-Oilwell Varco, Inc.                                          8,312
  211,975   Oceaneering International, Inc.                                       8,867
  173,599   Schlumberger Ltd.                                                    12,754
                                                                            -----------
                                                                                 29,933
                                                                            -----------
            Total Energy                                                         44,590
                                                                            -----------
            FINANCIALS (8.1%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (4.3%)
  162,748   Ameriprise Financial, Inc.                                            7,597
   64,960   Franklin Resources, Inc.                                              6,927
  318,214   Legg Mason, Inc.                                                      8,751
1,029,533   SEI Investments Co.                                                  16,668
                                                                            -----------
                                                                                 39,943
                                                                            -----------
            CONSUMER FINANCE (2.9%)
  537,683   American Express Co.                                                 27,217
                                                                            -----------
            INVESTMENT BANKING & BROKERAGE (0.9%)
  215,395   Greenhill & Co., Inc.                                                 8,138
                                                                            -----------
            Total Financials                                                     75,298
                                                                            -----------
            HEALTH CARE (14.0%)
            -------------------
            BIOTECHNOLOGY (4.0%)
  335,849   Amgen, Inc.                                                          19,234
  438,057   Gilead Sciences, Inc.*                                               18,249
                                                                            -----------
                                                                                 37,483
                                                                            -----------
            HEALTH CARE DISTRIBUTORS (1.8%)
  203,848   AmerisourceBergen Corp.                                               8,317
   98,550   McKesson Corp.                                                        8,037
                                                                            -----------
                                                                                 16,354
                                                                            -----------
            HEALTH CARE EQUIPMENT (2.1%)
  193,401   Medtronic, Inc.                                                       6,719
  243,376   Zimmer Holdings, Inc.*                                               12,809
                                                                            -----------
                                                                                 19,528
                                                                            -----------

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES   SECURITY                                                              (000)
---------------------------------------------------------------------------------------
            HEALTH CARE SUPPLIES (0.9%)
  224,728   DENTSPLY International, Inc.                                    $     8,306
                                                                            -----------
            LIFE SCIENCES TOOLS & SERVICES (0.8%)
  155,058   Covance, Inc.*                                                        7,866
                                                                            -----------
            MANAGED HEALTH CARE (0.9%)
  174,805   UnitedHealth Group, Inc.                                              8,389
                                                                            -----------
            PHARMACEUTICALS (3.5%)
  215,658   Endo Pharmaceuticals Holdings, Inc.*                                  6,968
  276,965   Merck & Co., Inc.                                                     9,555
  278,700   Novartis AG ADR                                                      15,738
                                                                            -----------
                                                                                 32,261
                                                                            -----------
            Total Health Care                                                   130,187
                                                                            -----------
            INDUSTRIALS (11.9%)
            -------------------
            AIR FREIGHT & LOGISTICS (3.6%)
  328,274   Expeditors International of Washington, Inc.                         14,969
  256,367   United Parcel Service, Inc. "B"                                      18,007
                                                                            -----------
                                                                                 32,976
                                                                            -----------
            CONSTRUCTION & ENGINEERING (0.7%)
  238,485   KBR, Inc.                                                             6,656
                                                                            -----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (2.5%)
   76,200   Caterpillar, Inc.                                                     7,198
   76,692   Cummins, Inc.                                                         7,625
   96,635   Joy Global, Inc.                                                      8,427
                                                                            -----------
                                                                                 23,250
                                                                            -----------
            INDUSTRIAL CONGLOMERATES (0.8%)
  464,428   General Electric Co.                                                  7,761
                                                                            -----------
            INDUSTRIAL MACHINERY (3.4%)
  162,979   Danaher Corp.                                                         7,880
  133,135   Donaldson Co., Inc.                                                   8,528
  127,227   Dover Corp.                                                           7,065
  100,457   Parker-Hannifin Corp.                                                 8,192
                                                                            -----------
                                                                                 31,665
                                                                            -----------
            RAILROADS (0.9%)
   85,791   Union Pacific Corp.                                                   8,542
                                                                            -----------
            Total Industrials                                                   110,850
                                                                            -----------
            INFORMATION TECHNOLOGY (33.7%)
            ------------------------------
            APPLICATION SOFTWARE (2.7%)
  171,207   FactSet Research Systems, Inc.                                       17,022
  151,805   Intuit, Inc.                                                          8,147
                                                                            -----------
                                                                                 25,169
                                                                            -----------
            COMMUNICATIONS EQUIPMENT (7.1%)
1,968,503   Cisco Systems, Inc.                                                  36,476
   78,131   F5 Networks, Inc.*                                                    8,122
  419,188   QUALCOMM, Inc.                                                       21,630
                                                                            -----------
                                                                                 66,228
                                                                            -----------
            COMPUTER HARDWARE (1.6%)
   19,108   Apple, Inc.*                                                          7,734
  483,345   Dell, Inc.*                                                           7,642
                                                                            -----------
                                                                                 15,376
                                                                            -----------
            COMPUTER STORAGE & PERIPHERALS (2.7%)
  368,770   EMC Corp.*                                                            9,038

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3  | USAA Growth Fund

================================================================================

                                                                                 MARKET
NUMBER                                                                            VALUE
OF SHARES   SECURITY                                                              (000)
---------------------------------------------------------------------------------------
  186,838   SanDisk Corp.*                                                  $     9,467
  238,085   Western Digital Corp.*                                                6,343
                                                                            -----------
                                                                                 24,848
                                                                            -----------
            DATA PROCESSING & OUTSOURCED SERVICES (4.2%)
  144,026   Automatic Data Processing, Inc.                                       7,537
  336,712   Visa, Inc. "A"                                                       31,402
                                                                            -----------
                                                                                 38,939
                                                                            -----------
            INTERNET SOFTWARE & SERVICES (4.1%)
   65,371   Google, Inc. "A"*                                                    38,741
                                                                            -----------
            IT CONSULTING & OTHER SERVICES (1.9%)
   50,161   International Business Machines Corp.                                 9,261
  143,930   Teradata Corp.*                                                       8,587
                                                                            -----------
                                                                                 17,848
                                                                            -----------
            SEMICONDUCTORS (3.9%)
  250,622   Altera Corp.                                                          9,504
   67,530   Analog Devices, Inc.                                                  2,470
  221,476   Broadcom Corp. "A"                                                    7,993
  397,480   Intel Corp.                                                           9,754
  314,614   Skyworks Solutions, Inc.*                                             6,232
                                                                            -----------
                                                                                 35,953
                                                                            -----------
            SYSTEMS SOFTWARE (5.5%)
  648,602   Microsoft Corp.                                                      17,272
1,030,661   Oracle Corp.                                                         33,775
                                                                            -----------
                                                                                 51,047
                                                                            -----------
            Total Information Technology                                        314,149
                                                                            -----------
            MATERIALS (2.4%)
            ----------------
            DIVERSIFIED METALS & MINING (0.7%)
  157,177   Freeport-McMoRan Copper & Gold, Inc.                                  6,328
                                                                            -----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (1.7%)
  116,617   Monsanto Co.                                                          8,484
  123,046   Mosaic Co.                                                            7,205
                                                                            -----------
                                                                                 15,689
                                                                            -----------
            Total Materials                                                      22,017
                                                                            -----------
            Total Common Stocks (cost: $810,739)                                919,586
                                                                            -----------
            MONEY MARKET INSTRUMENTS (0.6%)

            MONEY MARKET FUNDS (0.6%)
5,323,733   State Street Institutional Liquid
               Reserve Fund, 0.15%(b)(cost: $5,324)                               5,324
                                                                            -----------
            SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
            FROM SECURITIES LOANED (0.8%)

            MONEY MARKET FUNDS (0.8%)
7,093,754   Fidelity Institutional Money Market
               Portfolio, 0.15%(b)(cost: $7,094)                                  7,094
                                                                            -----------

            TOTAL INVESTMENTS (COST: $823,157)                              $   932,004
                                                                            ===========

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

($ IN 000s)                                         VALUATION HIERARCHY
                                                    -------------------
                                        (LEVEL 1)
                                      QUOTED PRICES       (LEVEL 2)
                                        IN ACTIVE           OTHER             (LEVEL 3)
                                         MARKETS         SIGNIFICANT         SIGNIFICANT
                                      FOR IDENTICAL       OBSERVABLE        UNOBSERVABLE
ASSETS                                    ASSETS            INPUTS             INPUTS                   TOTAL
-------------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                       $     919,586      $        --        $         --       $      919,586
Money Market Instruments:
  Money Market Funds                          5,324               --                  --                5,324
Short-Term Investments Purchased
With Cash Collateral From
Securities Loaned:
  Money Market Funds                          7,094               --                  --                7,094
-------------------------------------------------------------------------------------------------------------
Total                                 $     932,004      $        --        $         --       $      932,004
-------------------------------------------------------------------------------------------------------------

For the period of August 1, 2011, through October 31, 2011, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred

================================================================================

5  | USAA Growth Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Growth Fund Shares (Fund Shares) and Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant

================================================================================

6  | USAA Growth Fund

================================================================================

events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

================================================================================

7  | USAA Growth Fund

================================================================================

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The aggregate fair market value of the loaned portion of these securities as of October 31, 2011, was approximately $6,851,000.

E. NEW ACCOUNTING PRONOUNCEMENTS --
-----------------------------------
FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board
(FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

Effective July 31, 2011, the Fund adopted guidance issued by FASB in January 2010, which requires entities to disclose information about purchases, sales, issuances, and settlements of Level 3

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

securities on a gross basis, rather than net. This adoption had no impact on the Fund's financial statements or disclosures.

F. As of October 31, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2011, were $141,323,000 and $32,476,000, respectively, resulting in net unrealized appreciation of $108,847,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $930,384,000 at October 31, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a)  The security or a portion thereof was out on loan as of October 31, 2011.
(b) Rate represents the money market fund annualized seven-day yield at October 31, 2011.

*    Non-income-producing security.

================================================================================

9  | USAA Growth Fund




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                              SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended OCTOBER 31, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:     12/22/2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:     12/29/2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     12/27/2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.